OTHER LONG-TERM ASSETS	3 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS

Note 7. OTHER LONG-TERM ASSETS

The following summarizes other long-term assets as of March 31, 2024 and December 31, 2023: (there were long-term assets as of December 31, 2022):

	2024	2023
Security deposit – Ethos Management loan	$1,875,000	$1,875,000

Security deposits – leased facilities	30,983	30,983
Other long-term assets
Total other long-term assets	$1,905,983	$1,905,983

As a condition of funding on the Ethos Management loan, we placed a $1,875,000 security deposit as collateral for the note. The deferred loan fees are being amortized over the term of the Ethos Management loan. Deposits related to the facility leases are generally the last month’s payments.

The Ethos Asset Management Loan Agreement (“Loan Agreement”) stipulates that fundings should happen approximately every 30 banking days, subject to Ethos completing periodic internal audits to ensure the Company was in compliance with the terms of loan agreement. Ethos Management informed the Company in August 2023, that unrelated to TruGolf, Ethos Management is currently undergoing a routine audit of its loan portfolio, and pending the close of the audit, borrowers may experience delays in drawing on funds when requested. Due to the lack of additional fundings and in accordance with the terms of the Loan Agreement, in February 2024, we sent Ethos a notice of termination for materially breaching the Loan Agreement. Based on the termination for default clause in the Loan Agreement, we are entitled to retain all the funds disbursed by Ethos and Ethos must release the deposit collateral, which offsets in part the loan payable of $2,383,059 (Note 10.) and accrued interest of $81,560 as of March 31, 2024.

In February 2024, we entered into an agreement with Franchise Well, LLC, a franchising consultancy firm, to accelerate our global expansion through a regional developer franchise model. This relationship is pivotal for TruGolf as the power of franchising will amplify our global presence and cater to the growing demand for off-course golf experiences

In March 2024, we entered into a definitive agreement with mlSpatial, a leading AI and machine learning engineering company, to license the AI engine they co-developed to increase 9-axis spin accuracy for TruGolf’s acclaimed new APOGEE launch monitor. The agreement gives TruGolf the first right of refusal to purchase 100% of mlSpatial assets.